Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	319 Months Ended
	Apr. 10, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
CLASS I
Prospectus [Line Items]
Average Annual Return, Percent		17.40%	10.90%	11.72%	8.66%
Performance Inception Date	May 19, 1999
S&P 500 Total Return Index
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.42%	14.82%	8.28%
ICE BofA All US Convertibles EX Mandatory Index
Prospectus [Line Items]
Average Annual Return, Percent		18.45%	4.55%	11.75%	8.36%